Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2011
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2011
BNY Mellon International Equity Income Fund (Prospectus Summary) | BNY Mellon International Equity Income Fund | Class M shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLIMX
BNY Mellon International Equity Income Fund (Prospectus Summary) | BNY Mellon International Equity Income Fund | Investor shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLIIX